Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution Income Fund, Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund,
Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund,

Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, and Voya Retirement Solution 2055 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution Income Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	104.75%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	105.43%
Waivers and Reimbursements[4]	(104.77)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.66%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2020 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.16%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	34.12%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses[3]	34.93%
Waivers and Reimbursements[4]	(34.13)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.80% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2025 Fund

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	100.03%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses[3]	100.87%
Waivers and Reimbursements[4]	(100.05)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.82%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.82% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2030 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	99.43%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses[3]	100.30%
Waivers and Reimbursements[4]	(99.44)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.86%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.86% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2035 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	98.07%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses[3]	98.97%
Waivers and Reimbursements[4]	(98.07)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.90%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2040 Fund

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.49%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses[3]	98.41%
Waivers and Reimbursements[4]	(97.49)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2045 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.15%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.08%
Waivers and Reimbursements[4]	(97.16)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2050 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.38%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.31%
Waivers and Reimbursements[4]	(97.39)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution 2055 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.24%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.17%
Waivers and Reimbursements[4]	(97.25)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Retirement Solution Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution Income Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution Income Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	104.75%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	105.43%
Waivers and Reimbursements[4]	(104.77)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.66%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	104.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	105.43%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(104.77%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
Voya Retirement Solution 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2020 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2020 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.16%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	34.12%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses[3]	34.93%
Waivers and Reimbursements[4]	(34.13)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.80%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.80% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%	[1],[5]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	34.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	34.93%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(34.13%)	[1],[6]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
Voya Retirement Solution 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2025 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2025 Fund

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	100.03%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses[3]	100.87%
Waivers and Reimbursements[4]	(100.05)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.82%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.82% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2025 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	100.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	100.87%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(100.05%)	[1],[7]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
Voya Retirement Solution 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2030 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2030 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.15%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	99.43%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses[3]	100.30%
Waivers and Reimbursements[4]	(99.44)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.86%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.86% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	99.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	100.30%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(99.44%)	[1],[8]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
Voya Retirement Solution 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2035 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2035 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	98.07%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses[3]	98.97%
Waivers and Reimbursements[4]	(98.07)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.90%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2035 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[1],[9]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	98.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	98.97%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(98.07%)	[1],[10]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
Voya Retirement Solution 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2040 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2040 Fund

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.49%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses[3]	98.41%
Waivers and Reimbursements[4]	(97.49)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[1],[9]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	97.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	98.41%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(97.49%)	[1],[11]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]
Voya Retirement Solution 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2045 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2045 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.15%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.08%
Waivers and Reimbursements[4]	(97.16)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2045 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[1],[9]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	97.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	98.08%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(97.16%)	[1],[11]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]
Voya Retirement Solution 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2050 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2050 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.38%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.31%
Waivers and Reimbursements[4]	(97.39)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[1],[9]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	97.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	98.31%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(97.39%)	[1],[11]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]
Voya Retirement Solution 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution 2055 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated May 15, 2015

To the Funds’ current prospectuses

(each a “Prospectus” and collectively the “Prospectuses”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

Each Fund’s Prospectus(es) are revised as follows:

1	The section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) is deleted and replaced with the following:

Voya Retirement Solution 2055 Fund

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	97.24%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses[3]	98.17%
Waivers and Reimbursements[4]	(97.25)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.92%

1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vspt_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	January 1, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Voya Retirement Solution 2055 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.14%	[1],[9]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	97.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	98.17%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(97.25%)	[1],[11]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.05% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
[5]	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
[6]	The adviser is contractually obligated to limit expenses to 0.80% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
[7]	The adviser is contractually obligated to limit expenses to 0.82% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
[8]	The adviser is contractually obligated to limit expenses to 0.86% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
[9]	The portion of the management fee attributable to the advisory services is 0.04% and the portion of the management fee attributable to the administrative services is 0.10%.
[10]	The adviser is contractually obligated to limit expenses to 0.90% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.
[11]	The adviser is contractually obligated to limit expenses to 0.92% for Class I shares through October 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund's board.